Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Trade receivables	$ 16,411	$ 30,406
Reserves on trade receivables	(3,638)	(3,730)
Prepaids	12,468	11,781
Other receivables	8,687	10,732
VAT receivable	5,641	6,788
Total trade and other receivables	$ 39,569	$ 55,977